Prepayments, Receivables and Other Assets (Tables)	6 Months Ended
Sep. 30, 2023
Prepayments, Receivables And Other Assets, Net [Abstract]
Schedule of Prepayments, Receivables and Other Assets	Prepayments, receivables and other assets consisted of the following as of September 30, 2023 and March 31, 2023:
	September 30, 2023 (Unaudited)	March 31, 2023

Receivable from a third-party company	$426,261	$473,237
Others	164,082	230,642
Total prepayments, receivables and other assets	590,343	703,879
Less: allowance for doubtful accounts	(452,365)	(473,237)
Prepayments, receivables and other assets, net	$137,978	$230,642